Segment reporting - Summarized financial information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Geographical information
Number of operating segments | segment			4
Number of reportable segments | segment			4
Revenues from external customers	$ 521,317	$ 400,547	$ 1,435,132	$ 1,164,116
Segment Adjusted EBITDA	274,653	219,718	758,638	709,747
Depreciation and amortization	(120,141)	(99,255)	(342,821)	(283,180)
Net gain/(loss) on disposal of property, plant and equipment	134	94	(13,650)	1,632
Insurance claims	70	35	1,686	5,437
Impairment of withholding tax receivables	(11,422)	(11,714)	(39,141)	(44,398)
Business combination transaction costs	(3,685)	(3,139)	(17,928)	(9,087)
Other (costs)/income	(966)	(4,160)	(1,274)	(14,353)
Net impairment of property, plant and equipment and prepaid land rent	(3,099)	(41,556)	(1,768)	(44,369)
Reversal of provision for decommissioning costs		2,671		2,671
Listing costs		(2,624)		(6,659)
Share-based payment expense	(4,127)	(4,286)	(9,752)	(8,968)
Finance income	6,412	18,017	11,035	22,030
Finance costs	(231,280)	(76,717)	(570,150)	(218,069)
Other income			2,521	1,269
(Loss)/profit before income tax	(93,451)	(2,916)	(222,604)	113,703
Segment assets	6,237,638		6,237,638		$ 5,542,156
Segment liabilities	4,742,016		4,742,016		$ 3,798,600
SOX implementation costs	400		1,000
Professional fees related to financing costs	200	4,200		13,500
System implementation costs	400
Aborted transaction costs		100		900
Nigeria
Geographical information
Revenues from external customers	355,351	289,078	997,132	846,941
Segment Adjusted EBITDA	210,039	179,489	596,756	599,682
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	98,669	94,205	226,858	207,080
Segment assets	2,374,490	2,119,202	2,374,490	2,119,202
Segment liabilities	968,530	735,623	968,530	735,623
SSA
Geographical information
Revenues from external customers	114,801	89,272	295,331	256,382
Segment Adjusted EBITDA	63,746	49,833	163,672	144,500
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations			642,371
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	31,705	13,832	83,876	36,469
Segment assets	1,531,136	1,042,109	1,531,136	1,042,109
Segment liabilities	830,044	502,944	830,044	502,944
Latam
Geographical information
Revenues from external customers	42,104	14,912	116,117	39,642
Segment Adjusted EBITDA	29,993	11,267	83,010	29,142
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations			365,749	262,843
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	42,696	17,976	93,822	66,246
Segment assets	1,868,288	964,958	1,868,288	964,958
Segment liabilities	498,806	401,975	498,806	401,975
MENA
Geographical information
Revenues from external customers	9,061	7,285	26,552	21,151
Segment Adjusted EBITDA	3,828	3,249	11,616	9,401
Additions of property, plant and equipment , right of use assets and intangible assets: - through business combinations	3,650		3,650	5,388
Additions of property, plant and equipment, right of use assets and intangible assets: - in the normal course of business	6,223	2,880	18,569	10,350
Segment assets	177,746	168,119	177,746	168,119
Segment liabilities	108,558	113,659	108,558	113,659
Other
Geographical information
Segment Adjusted EBITDA	$ (32,953)	$ (24,120)	$ (96,416)	$ (72,978)